POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - Pension defined benefit plans - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 590	$ 634
United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	381	349
Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13	20
Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	196	265
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,354	3,034	$ 3,308
Defined benefit obligation | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,729	2,216
Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	65	20
Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	560	798
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,764)	(2,400)	$ (2,391)
Fair value of plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,348)	(1,867)
Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(52)	0
Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (364)	$ (533)